Consolidated Statements of Operations Information - selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Compensation (wages and salaries)	$ 5,418	$ 4,443	$ 4,551
Legal and professional	7,242	6,983	6,395
Accounting	1,646	885	1,238
Consulting and fees	3,095	6,529	3,423
Depreciation and amortization	932	784	481
Office	804	748	948
Reimbursement of expenses (net of recovery)	886	5,607	1,018
Other	4,159	2,501	3,090
Total selling, general and administrative expense	24,182	$ 28,480	$ 21,144
Expenses related to termination of planned acquisition	$ 542